Revenue, Other Income and Gains - Schedule of Disaggregated Revenue (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Schedule of Disaggregated Revenue [Line Items]
Disaggregated revenue	¥ 574,120	$ 82,098	¥ 980,650	¥ 221,984
Sales of products [Member]
Schedule of Disaggregated Revenue [Line Items]
Disaggregated revenue	499,272	71,395	260,835	193,535
Others [Member]
Schedule of Disaggregated Revenue [Line Items]
Disaggregated revenue	74,848	10,703	41,400	28,449
Types of goods or services [Member]
Schedule of Disaggregated Revenue [Line Items]
Disaggregated revenue	574,120	82,098	980,650	221,984
Types of goods or services [Member] | Intellectual property income [Member]
Schedule of Disaggregated Revenue [Line Items]
Disaggregated revenue			678,415
Types of goods or services [Member] | Sales of products [Member]
Schedule of Disaggregated Revenue [Line Items]
Disaggregated revenue	499,272	71,395	260,835	193,535
Types of goods or services [Member] | Commercialization rights income [Member]
Schedule of Disaggregated Revenue [Line Items]
Disaggregated revenue	72,629	10,386	37,485	26,049
Types of goods or services [Member] | Others [Member]
Schedule of Disaggregated Revenue [Line Items]
Disaggregated revenue	2,219	317	3,915	2,400
At a point in time [Member] | Intellectual property income [Member]
Schedule of Disaggregated Revenue [Line Items]
Disaggregated revenue			678,415
At a point in time [Member] | Sales of products [Member]
Schedule of Disaggregated Revenue [Line Items]
Disaggregated revenue	499,272	71,395	260,835	193,535
At a point in time [Member] | Commercialization rights income [Member]
Schedule of Disaggregated Revenue [Line Items]
Disaggregated revenue	35,144	5,026
Timing of revenue recognition
Schedule of Disaggregated Revenue [Line Items]
Disaggregated revenue	574,120	82,098	980,650	221,984
Timing of revenue recognition | Commercialization rights income [Member]
Schedule of Disaggregated Revenue [Line Items]
Disaggregated revenue	37,485	5,360	37,485	26,049
Timing of revenue recognition | Others [Member]
Schedule of Disaggregated Revenue [Line Items]
Disaggregated revenue	¥ 2,219	$ 317	¥ 3,915	¥ 2,400